NOTE 4 - OIL AND GAS PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2012
Full Cost Method of Accounting for Investments in Oil and Gas Properties Disclosure [Abstract]
Schedule of Oil and Gas In Process Activities [Table Text Block]	<br/> The amount of capitalized costs related to oil and gas property and the amount of related accumulated depletion, depreciation, and amortization are as follows at December 31: <br/>

	2012	2011
Proven property, net of impairment	$6,817,562	$8,992,793
Accumulated depletion, depreciation, and amortization	(1,539,136)	(493,594)
	5,278,426	8,499,199
Unproven property	8,426,997	8,335,380
	$13,705,423	$16,834,579